Note 15 - Mining Interests - Disclosure of Detailed Information About Mining Interests, Exploration Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning mining interests	$ 374,146
Ending mining interests	435,613	$ 374,146
Exploration properties [member]
Statement Line Items [Line Items]
Beginning mining interests	86,928	71,196
Exploration and evaluation expenditures	27,800	25,032
Impairment (Note 17)	(29,172)	(9,300)
Transfer from exploration properties	(3,594)
Ending mining interests	81,962	86,928
Exploration properties [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests
Exploration and evaluation expenditures	3,705
Impairment (Note 17)
Transfer from exploration properties
Ending mining interests	3,705
Exploration properties [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	7,777	1,028
Exploration and evaluation expenditures	8,233	6,749
Impairment (Note 17)
Transfer from exploration properties	(1,694)
Ending mining interests	14,316	7,777
Exploration properties [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	5,221	2,557
Exploration and evaluation expenditures	2,339	2,664
Impairment (Note 17)
Transfer from exploration properties	(1,900)
Ending mining interests	5,660	5,221
Exploration properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	13,982	10,628
Exploration and evaluation expenditures	3,291	3,354
Impairment (Note 17)	(13,787)
Transfer from exploration properties
Ending mining interests	3,486	13,982
Exploration properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	10,117	16,812
Exploration and evaluation expenditures	2,363	2,605
Impairment (Note 17)	(9,398)	(9,300)
Transfer from exploration properties
Ending mining interests	3,082	10,117
Exploration properties [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	9,599	6,101
Exploration and evaluation expenditures	2,939	3,498
Impairment (Note 17)
Transfer from exploration properties
Ending mining interests	12,538	9,599
Exploration properties [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	10,385	7,810
Exploration and evaluation expenditures	1,337	2,575
Impairment (Note 17)	(5,987)
Transfer from exploration properties
Ending mining interests	5,735	10,385
Exploration properties [member] | All other segments [member]
Statement Line Items [Line Items]
Beginning mining interests	29,847	26,260
Exploration and evaluation expenditures	3,593	3,587
Impairment (Note 17)
Transfer from exploration properties
Ending mining interests	$ 33,440	$ 29,847